Prepayments, Deposits and Other Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses of Prepayments, Deposits and Other Assets, Net [Abstract]
Balance at beginning of the year	$ 39,266	$ 7,316
Provision for other receivable and contract assets	5,151	31,900
Recovery of other receivable and contract assets	(42,955)
Foreign currency translation adjustment	302	50
Balance at end of the year	$ 1,764	$ 39,266